Intangible Assets and Goodwill - Schedule of Estimated Aggregate Amortization Expense Related to Intangible Assets with Finite Useful Life (Details)	Mar. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 2,514,571
2024	2,442,943
2025	2,442,943
2026	2,342,144
2027	$ 2,032,939